BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
BUSINESS COMBINATIONS
6.	BUSINESS COMBINATIONS

A.
On January 3, 2022, the Company consummated the Flow Acquisition, a private Company. Flow’s technology is a software solution for emerging brands to accelerate and optimize their global expansion and drive international sales in over 200 countries worldwide. The solution allows merchants to use the tools and services they need — whether it is localization, experience optimization, currency exchange, and payments, or Flow’s global infrastructure for shipping and tax and duty compliance. Flow was founded in 2015 and is based in Hoboken, NJ with a globally distributed workforce.

In accordance with the acquisition method of accounting, the total purchase price for the Flow Acquisition was $387,003, subject to working capital adjustments, comprised of $233,074 in cash and $153,929 in shares, based on the fair value in shares of the Company’s Ordinary Shares at the closing date.

In addition to the purchase consideration and pursuant to holdback agreements with certain Flow employees, the Company paid an amount of $24,323 and issued 439,200 of the Company’s Ordinary Shares, which were released over the period of two years after the acquisition date. In addition, the Company issued approximately $13,590 in RSUs to Flow employees in accordance with the terms of the Company’s equity incentive plan, which is vesting and expensed over up to four years.

Under the purchase price allocation, the Company allocates the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition.

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of Flow. Goodwill is not deductible for income tax purposes.

The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash and Cash Equivalents	$10,334
Funds Receivable	2,755
Accounts Receivables	4,880
Prepaid Expenses and Other Accounts Receivable	1,153
Property and Equipment, net	171
Long Term Lease Deposits	75
Intangible assets	83,459
Goodwill	300,876
Total assets acquired	403,703

Liabilities
Deferred tax liabilities, net	5,560
Accounts Payable	3,762
Accrued Expenses and Other Current Liabilities	4,623
Funds Payable to Customers	2,755
Total liabilities assumed	16,700

Total purchase consideration	$387,003

The following table summarizes the estimate of the intangible assets and their estimated useful lives as of the acquisition date:

	Fair Value	Useful life
		(In years)

Technology (1)	$58,892	7
Partnership Agreement (1)	11,366	6
Customer Relationships (1)	12,470	1
Trademark (1)	731	2
Total Intangible assets acquired	$83,459

(1)	Technology, Partnership Agreement, Customer relationships and Trademark's fair values were determined using the income approach.

The results of operations of Flow have been included in the consolidated financial statements since the acquisition date of January 3, 2022. Flow's revenue included in the Company’s consolidated statement of operations from January 3, 2022 through December 31, 2022 was $21,151. There is no practical way to determine net income attributable to Flow due to integration.

B.
On July 1, 2022, the Company consummated the Borderfree Acquisition. Borderfree's technology is a software solution for emerging brands to accelerate and optimize their global expansion and drive international sales in over 200 countries worldwide. The solution allows merchants to use the tools and services they need — whether it is localization, experience optimization, currency exchange, and payments, or Borderfree’s global infrastructure for shipping and tax and duty compliance.

In accordance with the acquisition method of accounting, the total purchase price for the Borderfree Acquisition was $101,880, subject to working capital adjustments, comprised only of cash.

Under the purchase price allocation, the Company allocates the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition.

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of Borderfree. Goodwill is not deductible for income tax purposes.

Acquisition-related transaction costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred. The Company incurred transaction costs of $8,492 during the year ended December 31, 2022, which were included in general and administrative expenses in the consolidated statements of operations.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash and Equivalents	$5,732
Accounts Receivable	5,021
Other receivables	971
Inventory	90
Long term receivables	2,460
Fixed assets, net	76
Intangible assets	42,832
Goodwill	66,690
Total assets acquired	123,872

Liabilities
Deferred tax liabilities, net	9,005
Accounts payable	7,746
Other accounts payable	5,241
Total liabilities assumed	21,992

Total purchase consideration	$101,880

The following table summarizes the preliminary estimate of the intangible assets and their estimated useful lives as of the acquisition date:

	Fair Value	Useful life
		(In years)

Marketing Asset (1)	$19,263	5
Customer Relationships (1)	15,386	5
Technology (1)	4,785	2
GTS Duty Calculator (1)	3,398	9
Total Intangible assets acquired	$42,832

(1) The fair value of the assets above were determined using the income approach.

The results of operations of Borderfree have been included in the consolidated financial statements since the acquisition date of July 1, 2022. Borderfree's revenue included in the Company’s consolidated statements of operations from July 1, 2022, through December 31, 2022 was $22,034. There is no practical way to determine net income attributable to Borderfree due to integration.

The following unaudited pro forma financial information is for illustrative purposes only and summarizes the combined results of operations for the Company, Flow, and Borderfree, as though the companies were combined as of January 1, 2022. The unaudited pro forma financial information was as follows (in thousands):

Year Ended
December 31,
(Unaudited)
2022

Revenues	$431,599
Net loss	$(201,882)

The pro forma financial information for the period presented above has been calculated after adjusting the results of Flow and Borderfree to reflect the business combinations accounting effects resulting from these acquisitions. It includes pro forma adjustments related to the amortization of acquired intangible assets, share-based compensation expense and alignment of accounting policies.

The unaudited pro forma results have been prepared based on estimates and assumptions, which the Company believes are reasonable; however, they are not necessarily indicative of the consolidated results of operations had the acquisition occurred on January 1, 2022, or of future results of operations.